UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08342
Investment Company Act File Number
Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio
January 31, 2012

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 32.7%

	Principal
Security	Amount		Value
Albania — 0.1%
Republic of Albania, 7.50%, 11/4/15	EUR	5,870,000	$6,799,859

Total Albania			$6,799,859

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$17,946,756

Total Bermuda			$17,946,756

Brazil — 0.1%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	14,092,379	$8,360,423

Total Brazil			$8,360,423

Chile — 2.5%
Government of Chile, 3.00%, 1/1/15(2)	CLP	29,747,097,900	$62,450,147
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,139,438
Government of Chile, 6.00%, 1/1/18	CLP	2,170,000,000	4,692,087
Government of Chile, 6.00%, 3/1/18	CLP	56,865,000,000	123,119,203

Total Chile			$195,400,875

Congo — 0.2%
Republic of Congo, 3.00%, 6/30/29(3)	USD	20,463,000	$15,040,305

Total Congo			$15,040,305

Costa Rica — 0.0%(4)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,385,615,874	$2,201,826
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	154,469,280	289,227

Total Costa Rica			$2,491,053

Dominican Republic — 1.0%
Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$15,057,772
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,019,277
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 15.00%, 3/12/12(5)	DOP	91,000,000	2,343,776
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	61,996,781

Total Dominican Republic			$82,417,606

Georgia — 0.4%
Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900,000	$12,004,731
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	606,485
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	3,300,000	2,133,906
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,472,202
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,684,637

Total Georgia			$30,901,961

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$22,589,009

Total Germany			$22,589,009

Greece — 0.1%
Hellenic Republic Government Bond, 3.70%, 7/20/15	EUR	5,000,000	$1,529,895
Hellenic Republic Government Bond, 6.10%, 8/20/15	EUR	9,775,000	3,192,327

Total Greece			$4,722,222

Hungary — 2.7%
Republic of Hungary, 3.50%, 7/18/16	EUR	59,903,000	$64,643,779
Republic of Hungary, 4.375%, 7/4/17	EUR	45,383,000	49,271,469
Republic of Hungary, 4.50%, 1/29/14	EUR	55,384,000	67,475,291

	Principal
Security	Amount		Value
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	$4,286,019
Republic of Hungary, 5.75%, 6/11/18	EUR	22,205,000	25,275,169

Total Hungary			$210,951,727

Israel — 0.4%
Israel Government Bond, 3.00%, 10/31/19(2)	ILS	55,562,580	$16,329,074
Israel Government Bond, 5.00%, 4/30/15(2)	ILS	46,898,557	14,317,289

Total Israel			$30,646,363

Mexico — 2.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$101,638,076
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,889,716
Mexican Bonos, 9.00%, 6/20/13	MXN	608,255,000	49,419,756

Total Mexico			$215,947,548

Philippines — 1.2%
Philippine Government Bond, 5.75%, 2/21/12	PHP	387,050,000	$9,042,665
Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	85,389,065

Total Philippines			$94,431,730

Poland — 0.4%
Poland Government Bond, 3.00%, 8/24/16(2)	PLN	89,547,842	$28,646,263

Total Poland			$28,646,263

Romania — 0.7%
Romania Government International Bond, 6.50%, 6/18/18	EUR	3,100,000	$4,071,985
Romania Government International Bond, 6.75%, 2/7/22(1)	USD	49,800,000	49,355,286

Total Romania			$53,427,271

Serbia — 3.9%
Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	$1,962,298
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	76,405,926
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	88,982,909
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090,000	8,095,238
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740,000	8,023,569
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660,000	1,546,989
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	62,100,235
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500,000	1,631,352
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,596,962
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	13,925,004
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	29,984,007
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,732,326
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	7,742,014

Total Serbia			$306,728,829

South Africa — 3.3%
Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	237,844,803	$32,570,393
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	394,405,904	52,256,475
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	399,701,889	54,187,251
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	240,501,417	41,436,072
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,374,294

Total South Africa			$254,824,485

Sri Lanka — 0.5%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$36,220,325

Total Sri Lanka			$36,220,325

Taiwan — 1.1%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	2,450,100,000	$82,805,140

Total Taiwan			$82,805,140

Turkey — 7.8%
Turkey Government Bond, 0.00%, 4/25/12	TRY	64,368,000	$35,491,968
Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	77,533,564
Turkey Government Bond, 0.00%, 11/7/12	TRY	544,354,000	285,734,918
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	40,944,757	21,430,410

	Principal
Security	Amount		Value
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	259,113,921	$147,635,948
Turkey Government Bond, 8.00%, 10/9/13	TRY	75,000,000	41,428,652

Total Turkey			$609,255,460

Uruguay — 0.6%
Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,392,134
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	7,937,223
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	613,061,000	26,699,823
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	222,036,813	11,487,992

Total Uruguay			$50,517,172

Venezuela — 2.4%
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	103,797,000	$65,132,618
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	32,530,425
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)(6)	USD	101,441,000	89,521,682

Total Venezuela			$187,184,725

Total Foreign Government Bonds (identified cost $2,565,386,719)			$2,548,257,107

Foreign Corporate Bonds & Notes — 0.1%
	Principal
Security	Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,748,333	4,019,370

Total Chile (identified cost $3,000,000)			$4,019,370

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$4,019,370

Debt Obligations-United States — 20.1%

Corporate Bonds & Notes — 0.0%(4)
	Principal
Security	Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$692,030

Total Corporate Bonds & Notes (identified cost $526,651)			$692,030

Collateralized Mortgage Obligations — 1.6%
	Principal
Security	Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$300,620	$349,528
Series 1548, Class Z, 7.00%, 7/15/23		327,442	349,068
Series 1650, Class K, 6.50%, 1/15/24		2,120,513	2,316,049
Series 1817, Class Z, 6.50%, 2/15/26		278,881	301,243
Series 1927, Class ZA, 6.50%, 1/15/27		1,051,001	1,142,394
Series 2127, Class PG, 6.25%, 2/15/29		1,321,137	1,403,129
Series 2344, Class ZD, 6.50%, 8/15/31		2,133,201	2,372,872
Series 2458, Class ZB, 7.00%, 6/15/32		3,175,753	3,659,651

			$11,893,934

Federal National Mortgage Association:
Series 1992-180, Class F, 1.431%, 10/25/22(7)		$1,204,812	$1,226,500
Series 1993-16, Class Z, 7.50%, 2/25/23		1,169,521	1,362,577
Series 1993-79, Class PL, 7.00%, 6/25/23		852,815	974,698
Series 1993-104, Class ZB, 6.50%, 7/25/23		321,339	361,192
Series 1993-121, Class Z, 7.00%, 7/25/23		5,052,311	5,754,291

	Principal
Security	Amount	Value
Series 1993-141, Class Z, 7.00%, 8/25/23	$898,366	$1,022,569
Series 1994-42, Class ZQ, 7.00%, 4/25/24	5,579,287	6,392,183
Series 1994-79, Class Z, 7.00%, 4/25/24	1,033,258	1,184,218
Series 1994-89, Class ZQ, 8.00%, 7/25/24	761,995	906,682
Series 1996-35, Class Z, 7.00%, 7/25/26	274,376	317,721
Series 1998-16, Class H, 7.00%, 4/18/28	764,534	886,453
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,325,322	1,524,589
Series 1999-25, Class Z, 6.00%, 6/25/29	2,034,959	2,265,210
Series 2000-2, Class ZE, 7.50%, 2/25/30	337,049	400,548
Series 2000-49, Class A, 8.00%, 3/18/27	984,648	1,181,937
Series 2001-31, Class ZA, 6.00%, 7/25/31	13,146,214	14,743,060
Series 2001-37, Class GA, 8.00%, 7/25/16	83,534	90,647
Series 2001-74, Class QE, 6.00%, 12/25/31	4,630,778	5,219,250
Series 2009-48, Class WA, 5.856%, 7/25/39(8)	12,616,701	14,169,995
Series 2011-38, Class SA, 12.671%, 5/25/41(9)	19,641,784	20,904,638
Series G48, Class Z, 7.10%, 12/25/21	948,889	1,080,578
Series G92-60, Class Z, 7.00%, 10/25/22	2,340,794	2,615,383
Series G93-1, Class K, 6.675%, 1/25/23	1,417,165	1,606,038
Series G93-31, Class PN, 7.00%, 9/25/23	4,352,156	4,983,355
Series G93-41, Class ZQ, 7.00%, 12/25/23	9,030,781	10,343,691
Series G94-7, Class PJ, 7.50%, 5/17/24	1,394,974	1,650,878

		$103,168,881

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$1,018,028	$1,153,705
Series 1996-22, Class Z, 7.00%, 10/16/26	800,122	913,161
Series 1999-42, Class Z, 8.00%, 11/16/29	2,145,102	2,481,476
Series 2000-21, Class Z, 9.00%, 3/16/30	3,197,515	3,994,529
Series 2001-35, Class K, 6.45%, 10/26/23	326,895	368,076
Series 2002-48, Class OC, 6.00%, 9/16/30	1,477,062	1,508,271

		$10,419,218

Total Collateralized Mortgage Obligations (identified cost $118,589,224)		$125,482,033

Commercial Mortgage-Backed Securities — 0.4%
	Principal
Security	Amount	Value
JPMCC, Series 2005-LDP5, Class AM, 5.415%, 12/15/44(8)	$9,960,000	$10,740,754
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	5,064,153	5,334,617
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(8)	9,581,152	10,313,876
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,578,670

Total Commercial Mortgage-Backed Securities (identified cost $30,972,777)		$32,967,917

Mortgage Pass-Throughs — 12.7%
	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.910%, with maturity at 2035(10)	$6,480,113	$6,817,585
3.334%, with maturity at 2029(10)	1,281,983	1,318,580
3.669%, with maturity at 2023(10)	392,460	412,688
4.327%, with maturity at 2030(10)	1,739,135	1,896,200
4.50%, with maturity at 2018	3,916,603	4,184,246
5.00%, with various maturities to 2019	4,735,422	5,084,872
5.50%, with various maturities to 2019	13,657,376	14,780,464
6.00%, with various maturities to 2035(11)	46,201,619	52,616,445
6.50%, with various maturities to 2033	55,807,752	64,748,831
6.60%, with maturity at 2030	2,717,378	3,228,843
7.00%, with various maturities to 2036	54,300,889	64,290,591
7.31%, with maturity at 2026	261,344	297,709
7.50%, with various maturities to 2035	29,878,734	35,808,266

	Principal
Security	Amount	Value
7.95%, with maturity at 2022	$454,454	$542,018
8.00%, with various maturities to 2031	8,285,108	10,212,306
8.15%, with maturity at 2021	223,670	265,060
8.30%, with maturity at 2021	76,714	90,927
8.47%, with maturity at 2018	161,949	187,308
8.50%, with various maturities to 2028	1,181,099	1,438,796
9.00%, with various maturities to 2027	2,175,651	2,625,086
9.50%, with maturity at 2027	253,120	313,958
9.75%, with maturity at 2016	4,243	4,860
10.00%, with various maturities to 2020	683,397	793,578
10.50%, with maturity at 2021	407,850	474,699
11.00%, with maturity at 2016	477,915	526,433

		$272,960,349

Federal National Mortgage Association:
2.302%, with maturity at 2028(10)	$260,667	$272,047
2.451%, with maturity at 2022(10)	2,101,976	2,162,262
2.466%, with maturity at 2027(10)	424,377	437,837
2.468%, with various maturities to 2035(10)	26,456,722	27,583,913
2.493%, with maturity at 2038(10)	1,470,098	1,529,050
2.526%, with various maturities to 2033(10)	22,414,752	23,240,525
2.533%, with maturity at 2035(10)	5,741,799	5,952,380
2.618%, with maturity at 2025(10)	1,625,795	1,689,575
2.818%, with maturity at 2024(10)	1,115,834	1,165,696
3.533%, with maturity at 2023(10)	147,024	153,804
3.658%, with maturity at 2034(10)	4,045,848	4,386,647
3.816%, with maturity at 2035(10)	13,954,855	15,167,643
4.238%, with maturity at 2035(10)	10,148,707	11,065,257
4.50%, with various maturities to 2018	5,191,724	5,558,117
5.00%, with various maturities to 2019(11)	25,394,934	27,343,415
5.50%, with various maturities to 2023(11)	21,322,905	23,184,524
6.00%, with various maturities to 2033	103,215,423	112,684,434
6.324%, with maturity at 2032(10)	4,389,605	4,786,039
6.50%, with various maturities to 2036	121,699,198	136,710,307
6.995%, with maturity at 2025(10)	157,832	168,264
7.00%, with various maturities to 2036	128,767,084	152,081,266
7.50%, with various maturities to 2034	17,967,200	21,032,188
8.00%, with various maturities to 2030	7,538,910	9,232,505
8.50%, with various maturities to 2037	10,989,077	13,431,766
9.00%, with various maturities to 2032	3,769,143	4,545,975
9.083%, with maturity at 2028(8)	583,426	673,645
9.50%, with various maturities to 2031	3,342,899	4,123,697
10.50%, with maturity at 2029	360,652	436,566
10.70%, with maturity at 2027(8)	564,347	650,753
11.00%, with maturity at 2016	20,335	21,916
11.50%, with maturity at 2031	501,731	649,990

		$612,122,003

Government National Mortgage Association:
1.625%, with maturity at 2024(10)	$629,663	$653,799
6.50%, with various maturities to 2032	6,606,043	7,715,609
7.00%, with various maturities to 2035	50,400,267	60,294,158
7.50%, with various maturities to 2031	8,338,023	9,966,781
7.75%, with maturity at 2019	33,965	39,891
8.00%, with various maturities to 2034	20,755,863	24,754,949
8.30%, with various maturities to 2020	129,156	145,193
8.50%, with various maturities to 2021	1,175,444	1,330,648
9.00%, with various maturities to 2025	445,032	535,810
9.50%, with various maturities to 2026	1,528,178	1,931,146

		$107,367,984

Total Mortgage Pass-Throughs (identified cost $936,291,693)		$992,450,336

U.S. Government Agency Obligations — 5.4%
	Principal
Security	Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$23,040,080
4.125%, 3/13/20	65,000,000	76,158,485
4.50%, 9/13/19	48,275,000	57,286,011
4.625%, 9/11/20	19,325,000	23,094,921
5.25%, 12/11/20	11,545,000	14,518,888
5.25%, 12/9/22	12,150,000	15,441,277
5.365%, 9/9/24	12,700,000	15,983,001
5.375%, 5/15/19	27,930,000	35,352,230
5.375%, 9/30/22	49,780,000	62,831,868
5.375%, 8/15/24	22,000,000	27,485,810
5.625%, 6/11/21	12,850,000	16,699,732
5.75%, 6/12/26	14,850,000	19,535,710

		$387,428,013

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$6,445,925
5.50%, 4/26/24	22,500,000	29,026,822

		$35,472,747

Total U.S. Government Agency Obligations (identified cost $370,984,447)		$422,900,760

U.S. Treasury Obligations — 0.0%(4)
	Principal
Security	Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,302,266

Total U.S. Treasury Obligations (identified cost $1,726,559)		$2,302,266

Total Debt Obligations-United States (identified cost $1,459,091,351)		$1,576,795,342

Precious Metals — 6.2%

	Troy
Description	Ounces	Value
Gold(12)	184,663	$321,536,062
Platinum(12)	104,260	165,538,561

Total Precious Metals (identified cost $473,601,481)		$487,074,623

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Euro Put Option	EUR 193,597	EUR 1.17	5/3/12	$729,315

Total Currency Options Purchased (identified cost $8,845,662)				$729,315

Interest Rate Swaptions — 0.0%(4)

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	8/26/14	$99,600,000	$3,001,645

Total Interest Rate Swaptions (identified cost $6,205,080)			$3,001,645

Put Options Purchased — 0.1%

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value
KOSPI 200 Index	801,640	KRW	200	10/11/12	$2,747,229
KOSPI 200 Index	134,100	KRW	200	12/13/12	587,522

Total Put Options Purchased (identified cost $10,766,330)					$3,334,751

Short-Term Investments — 46.1%

Foreign Government Securities — 26.0%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 3.6%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	498,942	$280,914,969

Total Brazil			$280,914,969

Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 2/9/12	EUR	4,369	$5,713,220
Croatia Treasury Bill, 0.00%, 2/16/12	EUR	7,010	9,152,584
Croatia Treasury Bill, 0.00%, 2/23/12	EUR	3,672	4,789,682
Croatia Treasury Bill, 0.00%, 3/1/12	EUR	9,109	11,874,119
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	2,989,085
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	8,839,892
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,625,973
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,464,151
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	9,189,774
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,291,758

Total Croatia			$72,930,238

Georgia — 0.8%
Bank of Georgia Promissory Note, 7.00%, 2/22/12	USD	16,500	$16,543,053
Bank of Georgia Promissory Note, 7.00%, 3/9/12	USD	11,450	11,499,631
Bank of Georgia Promissory Note, 7.00%, 4/10/12	USD	11,450	11,529,412
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,809,529
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,015,612
Georgia Treasury Bill, 0.00%, 4/19/12	GEL	814	480,131
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,112,452

Total Georgia			$64,989,820

Hong Kong — 3.3%
Hong Kong Treasury Bill, 0.00%, 2/8/12	HKD	1,949,000	$251,332,335
Hong Kong Treasury Bill, 0.00%, 3/21/12	HKD	36,000	4,643,455

Total Hong Kong			$255,975,790

Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 4/16/12	ISK	1,639,000	$11,190,484

Total Iceland			$11,190,484

	Principal
	Amount
Security	(000’s omitted)		Value
Indonesia — 0.1%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	41,087,000	$4,567,613

Total Indonesia			$4,567,613

Israel — 0.6%
Israel Treasury Bill, 0.00%, 2/29/12	ILS	169,646	$45,257,069

Total Israel			$45,257,069

Kazakhstan — 0.0%(4)
Kazakhstan National Bank, 0.00%, 3/4/12	KZT	114,903	$772,385

Total Kazakhstan			$772,385

Malaysia — 5.1%
Bank Negara Monetary Note, 0.00%, 2/23/12	MYR	275,995	$90,557,653
Bank Negara Monetary Note, 0.00%, 3/1/12	MYR	182,151	59,753,193
Bank Negara Monetary Note, 0.00%, 3/6/12	MYR	130,466	42,781,720
Bank Negara Monetary Note, 0.00%, 3/29/12	MYR	197,457	64,629,267
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	205,957	67,323,393
Bank Negara Monetary Note, 0.00%, 4/17/12	MYR	230,292	75,278,038

Total Malaysia			$400,323,264

Mexico — 0.5%
Mexico Treasury Bill, 0.00%, 2/9/12	MXN	522,800	$40,079,889

Total Mexico			$40,079,889

Philippines — 0.8%
Philippine Treasury Bill, 0.00%, 2/1/12	PHP	308,890	$7,202,464
Philippine Treasury Bill, 0.00%, 2/8/12	PHP	81,530	1,900,486
Philippine Treasury Bill, 0.00%, 2/15/12	PHP	518,660	12,087,091
Philippine Treasury Bill, 0.00%, 2/22/12	PHP	153,710	3,580,896
Philippine Treasury Bill, 0.00%, 3/7/12	PHP	1,075,460	25,036,952
Philippine Treasury Bill, 0.00%, 5/2/12	PHP	342,080	7,939,977
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	112,440	2,607,819
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	151,280	3,498,056
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	53,850	1,242,154

Total Philippines			$65,095,895

Romania — 3.1%
Romania Treasury Bill, 0.00%, 3/21/12	RON	254,060	$75,934,568
Romania Treasury Bill, 0.00%, 4/11/12	RON	196,410	58,501,549
Romania Treasury Bill, 0.00%, 5/2/12	RON	245,380	72,918,980
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	4,634,041
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,249,970
Romania Treasury Bill, 0.00%, 1/16/13	RON	81,860	23,301,656

Total Romania			$239,540,764

Serbia — 1.7%
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	3,909,800	$47,699,609
Serbia Treasury Bill, 0.00%, 4/5/12	RSD	574,890	6,990,782
Serbia Treasury Bill, 0.00%, 4/26/12	RSD	1,975,050	23,878,585
Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	10,787,391
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	44,843,831

Total Serbia			$134,200,198

Slovakia — 1.0%
Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	60,300	$78,504,677

Total Slovakia			$78,504,677

South Korea — 0.9%
Korea Monetary Stabilization Bond, 0.00%, 2/28/12	KRW	3,759,850	$3,338,411
Korea Monetary Stabilization Bond, 0.00%, 3/6/12	KRW	26,578,040	23,583,737
Korea Monetary Stabilization Bond, 0.00%, 3/27/12	KRW	9,844,280	8,717,133
Korea Monetary Stabilization Bond, 0.00%, 4/17/12	KRW	7,176,100	6,343,245

	Principal
	Amount
Security	(000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	23,359,610	$20,606,447
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	8,923,330	7,861,345

Total South Korea			$70,450,318

Spain — 0.1%
Spain Letras del Tesoro, 0.00%, 2/17/12	EUR	3,767	$4,925,757

Total Spain			$4,925,757

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 2/17/12	LKR	600,000	$5,249,196
Sri Lanka Treasury Bill, 0.00%, 3/9/12	LKR	1,287,380	11,208,836
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	545,550	4,742,361
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	1,911,190	16,587,131
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	1,269,800	10,936,211
Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	2,336,698
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	15,015,773
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	10,608,236
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	9,790,514
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,859,973
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	11,978,864

Total Sri Lanka			$104,313,793

Uganda — 0.1%
Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,458,584
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,055,012

Total Uganda			$10,513,596

Uruguay — 1.6%
Monetary Regulation Bill, 0.00%, 2/1/12	UYU	98,000	$5,012,788
Monetary Regulation Bill, 0.00%, 2/3/12	UYU	21,600	1,104,324
Monetary Regulation Bill, 0.00%, 2/14/12	UYU	360,854	18,400,052
Monetary Regulation Bill, 0.00%, 2/22/12	UYU	29,570	1,504,875
Monetary Regulation Bill, 0.00%, 2/29/12	UYU	60,270	3,062,092
Monetary Regulation Bill, 0.00%, 3/9/12	UYU	40,000	2,027,712
Monetary Regulation Bill, 0.00%, 3/13/12	UYU	180,150	9,123,060
Monetary Regulation Bill, 0.00%, 4/10/12	UYU	30,500	1,533,345
Monetary Regulation Bill, 0.00%, 4/13/12	UYU	114,601	5,756,787
Monetary Regulation Bill, 0.00%, 4/25/12	UYU	102,779	5,146,306
Monetary Regulation Bill, 0.00%, 5/8/12	UYU	49,000	2,444,883
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	72,128	3,589,109
Monetary Regulation Bill, 0.00%, 6/5/12	UYU	37,670	1,865,202
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	71,500	3,539,286
Monetary Regulation Bill, 0.00%, 6/22/12	UYU	69,500	3,424,906
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	74,100	3,646,431
Monetary Regulation Bill, 0.00%, 7/19/12	UYU	50,000	2,445,027
Monetary Regulation Bill, 0.00%, 7/20/12	UYU	230,400	11,263,424
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	14,506,032
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	11,182,917
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,313,444
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	6,095,869

Total Uruguay			$124,987,871

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	7,330,000	1,418,665
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	87,660,000	16,945,299

Total Zambia			$18,363,964

Total Foreign Government Securities (identified cost $2,106,442,025)			$2,027,898,354

U.S. Treasury Obligations — 8.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/9/12	$100,000	$99,999,200
U.S. Treasury Bill, 0.00%, 2/16/12(11)	100,000	99,998,300
U.S. Treasury Bill, 0.00%, 2/23/12(11)	164,420	164,416,054
U.S. Treasury Bill, 0.00%, 3/15/12	100,000	99,994,600
U.S. Treasury Bill, 0.00%, 3/22/12	85,000	84,994,730
U.S. Treasury Bill, 0.00%, 3/29/12	80,000	79,994,000

Total U.S. Treasury Obligations (identified cost $629,400,844)		$629,396,884

Repurchase Agreements — 7.3%

	Principal
	Amount
Description	(000’s omitted)		Value
Bank of America:
Dated 1/26/12 with a maturity date of 2/21/12, an interest rate of 0.05% and repurchase proceeds of EUR 80,878,625, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $105,547,615.	EUR	80,876	$105,790,021
Dated 1/30/12 with a maturity date of 2/6/12, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of EUR 52,229,537, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $68,264,273.	EUR	52,231	68,320,248
Dated 1/30/12 with a maturity date of 2/27/12, an interest rate of 0.05% and repurchase proceeds of EUR 50,658,124, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $66,109,117.	EUR	50,656	66,260,947
Dated 1/31/12 with a maturity date of 2/27/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $22,594,037, collateralized by $23,337,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $22,829,744.		$22,602	22,601,885
Dated 1/31/12 with a maturity date of 3/5/12, an interest rate of 0.05% and repurchase proceeds of EUR 73,005,393, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $95,501,775.	EUR	73,002	95,490,564
Citibank NA:
Dated 1/11/12 with an interest rate of 1.10%, collateralized by $45,000,000 Turkey Government Bond 9.50%, due 1/15/14 and a market value, including accrued interest, of $50,140,000.(13)		$49,496	49,495,500
Dated 1/17/12 with a maturity date of 2/6/12, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 48,188,225, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $63,337,964.	EUR	48,198	63,045,898
Dated 1/30/12 with a maturity date of 3/30/12, an interest rate of 0.05% and repurchase proceeds of EUR 15,676,241, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,619,167.	EUR	15,675	20,503,678
Dated 1/30/12 with a maturity date of 3/30/12, an interest rate of 0.12% and repurchase proceeds of EUR 59,339,272, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $78,246,287.	EUR	59,328	77,603,967

Total Repurchase Agreements (identified cost $568,693,680)			$569,112,708

Other — 4.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(14)	$369,274	$369,274,090

Total Other (identified cost $369,274,090)		$369,274,090

Total Short-Term Investments (identified cost $3,673,810,639)		$3,595,682,036

Total Investments — 105.3% (identified cost $8,200,707,262)		$8,218,894,189

Other Assets, Less Liabilities — (5.3)%		$(413,767,938)

Net Assets — 100.0%		$7,805,126,251

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)		Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $128,894,015 or 1.7% of the Portfolio’s net assets.

(2)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Amount is less than 0.05%.

(5)		Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)		Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)		Floating-rate security.

(8)		Weighted average fixed-rate coupon that changes/updates monthly.

(9)		Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.

(10)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.

(11)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)		Non-income producing.

(13)		Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $74,161.

Securities Sold Short

Foreign Government Bonds

		Principal
		Amount
Security		(000’s omitted)	Value
Belarus
Republic of Belarus, 8.75%, 8/3/15		$(23,337)	$(21,820,095)

Total Belarus			$(21,820,095)

Belgium
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(77,270,948)

Total Belgium			$(77,270,948)

France
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(154,703,595)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(67,622,783)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(169,875,082)

Total France			$(392,201,460)

Spain
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,159,235)

Total Spain			$(20,159,235)

Total Foreign Government Bonds (proceeds $533,796,510)			$(511,451,738)

Total Securities Sold Short (proceeds $533,796,510)			$(511,451,738)

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2012 were $509,717,074 or 6.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2012 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
2/29/12	Gold 29,799 Troy Ounces	United States Dollar 49,302,180	Citibank NA	$(2,575,226)
3/28/12	Gold 38,271 Troy Ounces	United States Dollar 61,874,370	Citibank NA	(4,746,132)
4/26/12	Gold 61,122 Troy Ounces	United States Dollar 87,719,489	Citibank NA	(18,692,923)

				$(26,014,281)

(1)Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/1/12	Philippine Peso 308,890,000	United States Dollar 7,195,201	Deutsche Bank	$(7,550)
2/2/12	Euro 11,803,588	United States Dollar 15,521,719	Australia and New Zealand Banking Group Limited	82,040
2/2/12	Serbian Dinar 624,009,416	Euro 5,906,383	Citibank NA	12,023
2/3/12	Ghanaian Cedi 8,673,800	United States Dollar 5,152,855	Standard Bank	(6,244)
2/6/12	New Taiwan Dollar 1,010,820,000	United States Dollar 33,617,800	Nomura International PLC	(538,389)
2/6/12	Russian Ruble 809,460,000	United States Dollar 26,763,874	Barclays Bank PLC	50,391
2/6/12	Russian Ruble 590,040,000	United States Dollar 19,508,679	Standard Chartered Bank	36,409
2/9/12	Euro 119,894,060	United States Dollar 154,852,770	Bank of America	(1,976,634)
2/9/12	Euro 4,369,000	United States Dollar 6,023,934	Goldman Sachs International	308,991
2/9/12	New Taiwan Dollar 338,876,000	United States Dollar 11,271,445	Citibank NA	(177,468)
2/9/12	New Taiwan Dollar 320,020,000	United States Dollar 10,644,271	Credit Suisse International	(167,594)
2/9/12	New Taiwan Dollar 572,142,000	United States Dollar 19,036,500	Credit Suisse International	(293,297)
2/9/12	New Taiwan Dollar 1,126,970,000	United States Dollar 37,511,900	Standard Chartered Bank	(562,742)
2/13/12	Euro 276,587,000	United States Dollar 352,399,497	Goldman Sachs International	(9,397,364)
2/14/12	Czech Koruna 757,222,000	Euro 29,617,163	Credit Suisse International	(371,262)
2/16/12	Euro 7,010,000	United States Dollar 9,497,709	Standard Chartered Bank	328,044
2/17/12	Euro 3,767,000	United States Dollar 5,025,551	Goldman Sachs International	97,992
2/17/12	Sri Lankan Rupee 600,000,000	United States Dollar 5,302,696	HSBC Bank USA	45,660
2/21/12	Croatian Kuna 32,471,000	Euro 4,280,103	Credit Suisse International	5,780
2/21/12	New Taiwan Dollar 879,067,000	United States Dollar 29,087,952	Barclays Bank PLC	(591,587)
2/21/12	New Taiwan Dollar 898,956,000	United States Dollar 29,731,314	Credit Suisse International	(619,728)
2/21/12	New Taiwan Dollar 884,667,000	United States Dollar 29,268,411	Nomura International PLC	(600,198)
2/21/12	New Taiwan Dollar 898,956,000	United States Dollar 29,731,314	Standard Chartered Bank	(619,728)
2/23/12	British Pound Sterling 2,834,615	United States Dollar 4,382,089	Nomura International PLC	(83,961)
2/23/12	Croatian Kuna 48,066,000	Euro 6,360,461	Barclays Bank PLC	42,822
2/23/12	Euro 3,672,000	United States Dollar 4,978,681	Standard Chartered Bank	175,337
2/24/12	Euro 6,048,342	United States Dollar 7,703,047	Australia and New Zealand Banking Group Limited	(208,805)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/24/12	Euro 274,447,599	United States Dollar 354,605,509	Australia and New Zealand Banking Group Limited	$(4,400,139)
2/24/12	Euro 19,210,000	United States Dollar 24,870,515	Bank of America	(258,138)
2/24/12	Euro 29,521,271	United States Dollar 37,597,995	Bank of America	(1,018,859)
2/24/12	Euro 76,701,252	United States Dollar 97,647,596	Deutsche Bank	(2,685,519)
2/24/12	Euro 6,853,884	United States Dollar 8,967,142	Goldman Sachs International	1,558
2/24/12	Euro 6,900,857	United States Dollar 8,868,291	Goldman Sachs International	(158,738)
2/24/12	Euro 11,164,726	United States Dollar 14,440,289	Goldman Sachs International	(164,319)
2/24/12	Euro 53,164,252	United States Dollar 67,719,295	Goldman Sachs International	(1,825,007)
2/24/12	Euro 261,940,304	United States Dollar 338,683,575	State Street Bank and Trust Co.	(3,961,247)
2/28/12	South African Rand 269,403,398	United States Dollar 31,919,834	Goldman Sachs International	(2,390,977)
2/29/12	Euro 61,070,000	United States Dollar 80,223,079	Goldman Sachs International	336,509
2/29/12	Israeli Shekel 169,646,000	United States Dollar 46,389,390	Deutsche Bank	1,109,299
2/29/12	South African Rand 907,608,429	United States Dollar 116,114,428	Nomura International PLC	540,196
2/29/12	South African Rand 185,174,858	United States Dollar 23,707,237	Standard Chartered Bank	127,198
3/1/12	Euro 9,109,000	United States Dollar 12,173,632	Standard Chartered Bank	257,992
3/9/12	Sri Lankan Rupee 1,287,380,000	United States Dollar 11,453,559	Standard Chartered Bank	205,312
3/15/12	South African Rand 617,914,707	United States Dollar 74,014,171	Standard Bank	(4,496,084)
3/16/12	Sri Lankan Rupee 545,550,000	United States Dollar 4,823,607	Standard Chartered Bank	61,192
3/19/12	Croatian Kuna 34,661,200	Euro 4,582,390	Citibank NA	47,686
3/19/12	New Taiwan Dollar 905,245,000	United States Dollar 29,817,029	Australia and New Zealand Banking Group Limited	(752,080)
3/19/12	New Taiwan Dollar 900,163,000	United States Dollar 29,649,638	Citibank NA	(747,858)
3/19/12	New Taiwan Dollar 742,798,000	United States Dollar 24,466,337	Credit Suisse International	(617,119)
3/19/12	New Taiwan Dollar 892,126,000	United States Dollar 29,384,914	Nomura International PLC	(741,181)
3/19/12	South African Rand 641,863,811	United States Dollar 75,680,778	State Street Bank and Trust Co.	(5,824,269)
3/22/12	South African Rand 391,770,228	United States Dollar 46,708,820	Goldman Sachs International	(3,016,886)
3/23/12	Sri Lankan Rupee 1,911,190,000	United States Dollar 16,950,687	HSBC Bank USA	281,613
3/26/12	Croatian Kuna 55,816,700	Euro 7,340,053	Deutsche Bank	36,631
4/2/12	New Taiwan Dollar 914,930,000	United States Dollar 30,898,315	Barclays Bank PLC	(16,705)
4/2/12	New Taiwan Dollar 1,138,847,000	United States Dollar 38,460,268	Credit Suisse International	(20,793)

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
4/2/12	New Taiwan Dollar 1,031,174,000	United States Dollar 34,824,018	Deutsche Bank	$(18,827)
4/2/12	New Taiwan Dollar 1,022,594,000	United States Dollar 34,534,261	HSBC Bank USA	(18,670)
4/3/12	Brazilian Real 90,585,000	United States Dollar 54,000,000	Bank of America	2,892,055
4/3/12	Brazilian Real 137,214,000	United States Dollar 81,529,412	Deutsche Bank	4,113,442
4/3/12	Brazilian Real 152,427,000	United States Dollar 90,622,473	Nomura International PLC	4,623,348
4/3/12	Brazilian Real 44,140,000	United States Dollar 26,598,373	Standard Bank	1,694,639
4/3/12	Brazilian Real 88,683,000	United States Dollar 52,850,417	Standard Chartered Bank	2,815,578
4/17/12	Israeli Shekel 101,115,776	United States Dollar 26,313,731	JPMorgan Chase Bank	(632,332)
4/25/12	Croatian Kuna 160,546,300	Euro 21,074,600	Deutsche Bank	147,530
4/27/12	Russian Ruble 247,873,000	United States Dollar 7,961,233	Barclays Bank PLC	(124,229)
4/27/12	Russian Ruble 456,863,000	United States Dollar 14,673,615	Credit Suisse International	(228,971)
4/27/12	Russian Ruble 515,264,000	United States Dollar 16,545,953	Standard Chartered Bank	(261,637)
4/27/12	Sri Lankan Rupee 1,269,800,000	United States Dollar 11,217,314	Standard Chartered Bank	196,339
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	57,474
5/30/12	Croatian Kuna 53,247,000	Euro 6,956,755	Credit Suisse International	45,716
6/8/12	Croatian Kuna 110,360,120	Euro 14,336,207	Citibank NA	9,311
6/19/12	Croatian Kuna 60,153,800	Euro 7,890,058	Citibank NA	119,245
7/11/12	Euro 60,300,000	United States Dollar 81,184,905	Deutsche Bank	2,249,179
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	512,455
7/30/12	Russian Ruble 244,581,000	United States Dollar 7,746,033	Citibank NA	(127,296)
7/30/12	Russian Ruble 434,940,000	United States Dollar 13,774,822	Credit Suisse International	(226,370)
7/30/12	Russian Ruble 540,479,000	United States Dollar 17,118,535	Nomura International PLC	(280,073)
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	59,104
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	108,909
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	(255,097)
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	(297,836)
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	(129,260)
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(704,854)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(1,098,738)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	162,904

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	$328,129
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	177,869
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	284,698
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	162,339
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	(57,814)
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	(46,555)
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	17,696

				$(28,858,394)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/2/12	Euro 6,853,884	United States Dollar 8,966,936	Goldman Sachs International	$(1,716)
2/2/12	Ghanaian Cedi 8,673,800	United States Dollar 5,256,848	JPMorgan Chase Bank	(96,483)
2/3/12	South Korean Won 31,677,196,000	United States Dollar 27,528,631	Australia and New Zealand Banking Group Limited	665,777
2/3/12	South Korean Won 31,680,800,000	United States Dollar 27,524,587	BNP Paribas SA	673,029
2/3/12	South Korean Won 31,324,104,000	United States Dollar 27,221,782	Deutsche Bank	658,356
2/3/12	Zambian Kwacha 10,800,000,000	United States Dollar 2,080,925	Barclays Bank PLC	24,031
2/6/12	Serbian Dinar 1,239,008,868	Euro 11,688,212	Citibank NA	13,772
2/6/12	Serbian Dinar 624,009,416	Euro 5,903,925	Citibank NA	(15,721)
2/9/12	Ghanaian Cedi 12,142,000	United States Dollar 7,401,402	JPMorgan Chase Bank	(190,072)
2/9/12	Indian Rupee 74,000,000	United States Dollar 1,421,191	Standard Chartered Bank	71,704
2/9/12	Philippine Peso 1,427,410,000	United States Dollar 32,303,114	Credit Suisse International	991,791
2/9/12	Polish Zloty 186,701,971	Euro 41,615,097	State Street Bank and Trust Co.	3,381,054
2/9/12	Zambian Kwacha 15,983,600,000	United States Dollar 3,067,869	Barclays Bank PLC	44,664
2/13/12	Philippine Peso 482,800,000	United States Dollar 10,948,094	Standard Chartered Bank	315,401
2/13/12	Yuan Renminbi 317,545,000	United States Dollar 50,216,652	Australia and New Zealand Banking Group Limited	176,904
2/13/12	Yuan Renminbi 152,962,000	United States Dollar 23,926,482	Bank of America	348,185
2/13/12	Yuan Renminbi 264,987,000	United States Dollar 41,469,014	Citibank NA	583,725
2/13/12	Yuan Renminbi 243,803,000	United States Dollar 38,150,849	Standard Chartered Bank	540,046

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
2/13/12	Yuan Renminbi 299,339,000	United States Dollar 47,350,280	Standard Chartered Bank	$154,032
2/13/12	Zambian Kwacha 30,956,335,000	United States Dollar 5,942,856	Citibank NA	81,851
2/16/12	Ghanaian Cedi 8,175,300	United States Dollar 4,957,582	Citibank NA	(110,457)
2/17/12	South Korean Won 37,172,000,000	United States Dollar 32,021,364	Australia and New Zealand Banking Group Limited	990,665
2/17/12	South Korean Won 32,875,000,000	United States Dollar 28,328,307	Standard Chartered Bank	867,606
2/17/12	Zambian Kwacha 9,550,000,000	United States Dollar 1,857,977	Barclays Bank PLC	(442)
2/21/12	Zambian Kwacha 7,979,200,000	United States Dollar 1,543,366	Citibank NA	7,735
2/23/12	Indian Rupee 715,550,000	United States Dollar 14,119,260	Barclays Bank PLC	245,086
2/23/12	Indian Rupee 636,060,000	United States Dollar 12,553,238	Standard Chartered Bank	215,382
2/23/12	Polish Zloty 266,423,945	Euro 61,360,436	HSBC Bank USA	2,114,776
2/23/12	Swedish Krona 422,325,750	Euro 48,159,574	Nomura International PLC	(976,503)
2/23/12	Swedish Krona 422,325,750	Euro 48,132,404	Standard Chartered Bank	(940,963)
2/24/12	Ghanaian Cedi 12,110,000	United States Dollar 7,186,944	Standard Bank	(20,969)
2/24/12	Indonesian Rupiah 228,672,000,000	United States Dollar 24,715,953	Bank of America	656,079
2/24/12	New Turkish Lira 6,580,126	United States Dollar 3,560,674	Bank of America	121,934
2/24/12	New Turkish Lira 6,120,698	United States Dollar 3,413,975	Bank of America	11,511
2/29/12	Yuan Renminbi 297,199,760	United States Dollar 47,168,575	Australia and New Zealand Banking Group Limited	5,086
2/29/12	Yuan Renminbi 159,643,000	United States Dollar 25,130,736	Bank of America	208,937
2/29/12	Yuan Renminbi 265,158,000	United States Dollar 42,093,248	Bank of America	(5,483)
2/29/12	Yuan Renminbi 195,023,000	United States Dollar 30,707,448	Citibank NA	247,991
2/29/12	Yuan Renminbi 195,019,303	United States Dollar 30,697,199	HSBC Bank USA	257,653
3/1/12	Georgian Lari 902,850	United States Dollar 500,000	Liberty Capital	38,806
3/1/12	Georgian Lari 902,850	United States Dollar 542,350	Liberty Capital	(3,544)
3/1/12	Ghanaian Cedi 8,325,000	United States Dollar 4,860,462	Barclays Bank PLC	58,566
3/12/12	Ghanaian Cedi 15,230,000	United States Dollar 8,654,393	Standard Bank	317,588
3/12/12	Indian Rupee 1,937,834,000	United States Dollar 36,307,724	Citibank NA	2,398,887
3/12/12	Indian Rupee 1,691,920,000	United States Dollar 31,700,220	Credit Suisse International	2,094,465
3/12/12	Singapore Dollar 218,540,000	United States Dollar 169,589,645	Standard Chartered Bank	4,151,173

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
3/12/12	Yuan Renminbi 264,987,000	United States Dollar 41,423,636	Australia and New Zealand Banking Group Limited	$598,148
3/12/12	Yuan Renminbi 149,444,759	United States Dollar 23,336,159	Bank of America	362,874
3/12/12	Yuan Renminbi 243,803,000	United States Dollar 38,118,043	Deutsche Bank	544,371
3/19/12	South Korean Won 36,658,997,000	United States Dollar 31,706,450	Australia and New Zealand Banking Group Limited	741,208
3/19/12	South Korean Won 38,584,512,000	United States Dollar 33,366,060	HSBC Bank USA	785,911
3/19/12	South Korean Won 36,854,991,000	United States Dollar 31,881,480	Standard Chartered Bank	739,656
3/20/12	Ugandan Shilling 13,445,300,000	United States Dollar 5,369,529	Citibank NA	267,473
3/20/12	Ugandan Shilling 7,471,000,000	United States Dollar 2,982,435	Standard Chartered Bank	149,815
3/23/12	Philippine Peso 1,106,360,000	United States Dollar 25,234,587	HSBC Bank USA	572,349
3/30/12	Indian Rupee 1,728,688,000	United States Dollar 31,941,759	Bank of America	2,451,713
3/30/12	Indian Rupee 1,840,147,000	United States Dollar 33,988,678	Barclays Bank PLC	2,622,350
3/30/12	Indian Rupee 1,840,255,000	United States Dollar 33,990,672	Citibank NA	2,622,504
3/30/12	Norwegian Krone 353,283,038	Euro 46,037,561	Australia and New Zealand Banking Group Limited	(150,225)
3/30/12	Norwegian Krone 353,283,038	Euro 46,039,361	Standard Chartered Bank	(152,580)
3/30/12	Ugandan Shilling 10,769,639,750	United States Dollar 4,395,771	Citibank NA	94,404
4/11/12	New Turkish Lira 1,629,883	United States Dollar 880,304	State Street Bank and Trust Co.	22,396
4/12/12	Zambian Kwacha 30,956,335,000	United States Dollar 5,848,542	Citibank NA	116,644
4/20/12	Zambian Kwacha 9,912,361,000	United States Dollar 1,900,740	JPMorgan Chase Bank	6,605
4/24/12	Ugandan Shilling 8,880,890,000	United States Dollar 2,863,879	Citibank NA	812,527
4/24/12	Ugandan Shilling 8,016,480,000	United States Dollar 2,564,453	Standard Chartered Bank	754,115
4/25/12	Zambian Kwacha 14,148,562,628	United States Dollar 2,629,844	Standard Bank	90,201
4/26/12	Ugandan Shilling 13,383,235,000	United States Dollar 4,387,946	Barclays Bank PLC	1,149,546
4/26/12	Ugandan Shilling 7,886,931,000	United States Dollar 2,581,647	Citibank NA	681,676
5/2/12	Philippine Peso 308,890,000	United States Dollar 7,173,479	Deutsche Bank	20,047
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(82,703)
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(49,022)
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	21,120
6/18/12	Yuan Renminbi 48,750,000	United States Dollar 7,731,346	Citibank NA	17,311

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs International	$1,742,971
6/18/12	Yuan Renminbi 114,457,000	United States Dollar 18,128,643	Standard Chartered Bank	63,931
7/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 2,485,399	Standard Chartered Bank	740,702
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	586,184
8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	(4,741)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	614,485
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	614,077
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	771,894
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	823,890
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	548,322
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	3,441
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	108,475

				$43,795,960

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Month/Year	Contracts	Position	Cost	Value	(Depreciation)
3/12	48 Euro-Bobl	Short	$(7,880,634)	$(7,887,225)	$(6,591)
3/12	834 Euro-Bund	Long	147,022,848	152,422,416	5,399,568
3/12	687 Euro-Buxl	Long	108,034,964	114,197,910	6,162,946
3/12	442 Euro-Schatz	Short	(63,713,009)	(63,845,980)	(132,971)
3/12	154 Japan 10-Year Bond	Short	(286,118,341)	(288,098,399)	(1,980,058)
3/12	3,622 U.S. 5-Year Treasury Note	Short	(444,741,983)	(449,297,782)	(4,555,799)
3/12	4,177 U.S. 10-Year Treasury Note	Short	(543,765,237)	(552,408,250)	(8,643,013)
3/12	1,795 U.S. 30-Year Treasury Bond	Short	(257,985,938)	(261,060,313)	(3,074,375)
4/12	742 Gold	Short	(128,766,680)	(129,137,680)	(371,000)
4/12	1,583 Platinum	Long	114,066,714	125,698,115	11,631,401

					$4,430,108

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	3,678,890	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$148,577
Bank of America	HUF	1,166,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	53,447
Bank of America	HUF	1,018,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	37,410
Bank of America	HUF	1,345,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	42,364

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	HUF	406,800	Receives	6-Month HUF BUBOR	7.32%	12/22/16	$16,392
Bank of America	HUF	867,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(49,305)
Bank of America	HUF	2,415,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(126,113)
Bank of America	ILS	15,220	Receives	3-Month ILS TELBOR	4.20	11/19/14	(184,374)
Bank of America	ILS	29,000	Receives	3-Month ILS TELBOR	4.54	1/6/15	(424,438)
Bank of America	ZAR	156,596	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(381,824)
Bank of America	ZAR	101,794	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(35,093)
Bank of America	ZAR	56,604	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(97,533)
Bank of America	ZAR	141,361	Receives	3-Month ZAR JIBAR	7.31	11/19/20	(105,047)
Barclays Bank PLC	ILS	29,208	Receives	3-Month ILS TELBOR	5.15	3/5/20	(1,049,084)
Barclays Bank PLC	ILS	29,182	Receives	3-Month ILS TELBOR	5.16	3/8/20	(1,053,949)
Citibank NA	ZAR	92,325	Receives	3-Month ZAR JIBAR	7.29	11/19/20	(52,626)
Credit Suisse International	HUF	1,839,440	Receives	6-Month HUF BUBOR	7.32	12/16/16	74,288
Credit Suisse International	HUF	440,700	Receives	6-Month HUF BUBOR	7.29	12/22/16	20,147
Credit Suisse International	HUF	326,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	10,081
Credit Suisse International	HUF	2,500,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(136,658)
Credit Suisse International	HUF	1,437,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(2,553)
Credit Suisse International	HUF	1,258,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(47,577)
Credit Suisse International	HUF	2,183,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(50,915)
Deutsche Bank	HUF	2,396,050	Receives	6-Month HUF BUBOR	7.98	1/19/17	(154,924)
Deutsche Bank	ZAR	71,965	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(124,820)
Deutsche Bank	ZAR	140,405	Receives	3-Month ZAR JIBAR	7.26	11/16/20	(48,405)
Deutsche Bank	ZAR	176,815	Receives	3-Month ZAR JIBAR	7.32	11/18/20	(150,141)
Deutsche Bank	ZAR	85,673	Receives	3-Month ZAR JIBAR	7.27	11/19/20	(34,005)
Deutsche Bank	ZAR	63,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(297,642)
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	307,424
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	75,174
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	78,881
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	100,662
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	64,016
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(62,296)
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	128,518
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	34,293
Nomura International PLC	HUF	1,713,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	47,759
Standard Bank	ZAR	100,000	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(460,825)

							$(3,890,714)

HUF	-	Hungarian Forint

ILS	-	Israeli Shekel

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Bank of America	$115,016	5	.00%(1)	6/20/13	4.26%	$1,836,716	$(447,066)	$1,389,650
Argentina	Bank of America	37,961	5	.00(1)	6/20/13	4.26	606,203	(336,554)	269,649
Argentina	Bank of America	18,980	5	.00(1)	6/20/13	4.26	303,101	(173,276)	129,825
Argentina	Bank of America	19,202	5	.00(1)	6/20/13	4.26	306,647	(231,230)	75,417
Argentina	Bank of America	19,081	5	.00(1)	6/20/13	4.26	304,704	(237,361)	67,343
Argentina	Credit Suisse International	19,169	5	.00(1)	6/20/13	4.26	306,114	(74,509)	231,605
Argentina	Credit Suisse International	19,361	5	.00(1)	6/20/13	4.26	309,180	(125,824)	183,356
Argentina	Credit Suisse International	19,049	5	.00(1)	6/20/13	4.26	304,198	(174,370)	129,828
Argentina	Credit Suisse International	18,925	5	.00(1)	6/20/13	4.26	302,217	(173,234)	128,983
Argentina	Deutsche Bank	19,049	5	.00(1)	6/20/13	4.26	304,198	(174,370)	129,828
Argentina	Deutsche Bank	16,380	5	.00(1)	6/20/13	4.26	261,576	(139,420)	122,156
Argentina	Deutsche Bank	10,128	5	.00(1)	6/20/13	4.26	161,743	(92,663)	69,080

		Notional	Contract			Current		Upfront	Net Unrealized
		Amount*	Annual		Termination	Market Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)
Argentina	Deutsche Bank	$19,081	5	.00%(1)	6/20/13	4.26%	$304,703	$(237,360)	$67,343
Iceland	Barclays Bank PLC	5,000	1.70		3/20/18	2.93	(311,057)	—	(311,057)
Iceland	Credit Suisse International	5,000	1.70		3/20/18	2.93	(311,057)	—	(311,057)
Iceland	JPMorgan Chase Bank	6,600	1.75		3/20/18	2.93	(392,942)	—	(392,942)
Iceland	JPMorgan Chase Bank	5,000	2.10		3/20/23	2.97	(334,328)	—	(334,328)
Iceland	JPMorgan Chase Bank	5,000	2.45		3/20/23	2.97	(193,468)	—	(193,468)
Panama	Credit Suisse International	7,100	1	.00(1)	12/20/16	1.31	(94,739)	210,618	115,879
Panama	Credit Suisse International	6,300	1	.00(1)	12/20/16	1.31	(84,064)	164,356	80,292
Panama	Deutsche Bank	7,300	1	.00(1)	12/20/16	1.31	(97,408)	200,241	102,833
Panama	Deutsche Bank	7,600	1	.00(1)	12/20/16	1.31	(101,411)	201,682	100,271
Panama	Goldman Sachs International	7,000	1	.00(1)	12/20/16	1.31	(93,405)	207,651	114,246
Panama	Morgan Stanley & Co. International PLC	7,100	1	.00(1)	12/20/16	1.31	(94,739)	220,119	125,380
Panama	Morgan Stanley & Co. International PLC	7,600	1	.00(1)	12/20/16	1.31	(101,411)	208,497	107,086
South Africa	Bank of America	5,575	1	.00(1)	9/20/15	1.62	(116,091)	66,229	(49,862)
South Africa	Bank of America	5,160	1	.00(1)	12/20/15	1.67	(123,472)	33,888	(89,584)
South Africa	Bank of America	16,990	1	.00(1)	12/20/15	1.67	(406,546)	106,461	(300,085)
South Africa	Barclays Bank PLC	10,000	1	.00(1)	6/20/15	1.57	(176,476)	297,861	121,385
South Africa	Barclays Bank PLC	12,000	1	.00(1)	9/20/15	1.62	(249,883)	322,687	72,804
South Africa	Barclays Bank PLC	7,340	1	.00(1)	12/20/15	1.67	(175,636)	53,526	(122,110)
South Africa	Barclays Bank PLC	12,010	1	.00(1)	12/20/15	1.67	(287,382)	88,322	(199,060)
South Africa	Citibank NA	5,000	1	.00(1)	6/20/15	1.57	(88,238)	99,141	10,903
South Africa	Credit Suisse International	10,000	1	.00(1)	6/20/15	1.57	(176,476)	291,909	115,433
South Africa	Credit Suisse International	5,000	1	.00(1)	6/20/15	1.57	(88,238)	100,657	12,419
South Africa	Credit Suisse International	10,450	1	.00(1)	12/20/15	1.67	(250,053)	171,056	(78,997)
South Africa	Credit Suisse International	7,740	1	.00(1)	12/20/15	1.67	(185,207)	62,047	(123,160)
South Africa	Credit Suisse International	16,990	1	.00(1)	12/20/15	1.67	(406,546)	125,122	(281,424)
South Africa	Deutsche Bank	1,450	1	.00(1)	9/20/15	1.62	(30,194)	23,172	(7,022)
South Africa	Deutsche Bank	5,500	1	.00(1)	9/20/15	1.62	(114,530)	98,152	(16,378)
South Africa	Deutsche Bank	12,500	1	.00(1)	9/20/15	1.62	(260,294)	216,786	(43,508)
South Africa	Deutsche Bank	5,575	1	.00(1)	9/20/15	1.62	(116,091)	69,966	(46,125)
South Africa	Deutsche Bank	13,005	1	.00(1)	12/20/15	1.67	(311,191)	95,640	(215,551)
South Africa	Goldman Sachs International	8,020	1	.00(1)	12/20/15	1.67	(191,907)	64,291	(127,616)
South Africa	Goldman Sachs International	17,335	1	.00(1)	12/20/15	1.67	(414,801)	133,811	(280,990)
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/15	1.57	(88,238)	150,417	62,179
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/15	1.57	(88,238)	97,624	9,386

							$(944,457)	$1,564,692	$620,235

Credit Default Swaps — Buy Protection

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$110,426	$—	$110,426
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(25,264)	—	(25,264)
Brazil	Bank of America	18,450	1	.00(1)	6/20/20	907,527	(567,247)	340,280
Brazil	Bank of America	11,450	1	.00(1)	6/20/20	563,209	(444,188)	119,021
Brazil	Bank of America	51,475	1	.00(1)	12/20/20	2,742,153	(1,704,543)	1,037,610
Brazil	Bank of America	22,575	1	.00(1)	12/20/20	1,202,605	(731,213)	471,392
Brazil	Bank of America	7,450	1	.00(1)	12/20/20	396,874	(230,847)	166,027
Brazil	Bank of America	3,600	1	.00(1)	12/20/20	191,778	(101,964)	89,814
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(62,763)	—	(62,763)
Brazil	Barclays Bank PLC	47,170	1	.00(1)	12/20/20	2,512,818	(1,598,426)	914,392
Brazil	Citibank NA	9,440	1	.00(1)	12/20/20	502,883	(295,939)	206,944
Brazil	Credit Suisse International	20,000	1	.00(1)	6/20/20	983,771	(659,720)	324,051
Brazil	Credit Suisse International	14,225	1	.00(1)	6/20/20	699,706	(652,098)	47,608
Brazil	Deutsche Bank	10,600	1	.00(1)	12/20/20	564,679	(224,037)	340,642
Brazil	Deutsche Bank	11,580	1	.00(1)	12/20/20	616,884	(404,956)	211,928
Brazil	HSBC Bank USA	14,225	1	.00(1)	6/20/20	699,707	(624,891)	74,816
Brazil	HSBC Bank USA	9,710	1	.00(1)	12/20/20	517,267	(304,403)	212,864

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Brazil	Standard Chartered Bank	$9,440	1	.00%(1)	12/20/20	$502,883	$(295,939)	$206,944
Brazil	Standard Chartered Bank	2,700	1	.00(1)	12/20/20	143,833	(71,276)	72,557
China	Bank of America	22,200	1	.00(1)	3/20/17	366,467	(680,600)	(314,133)
China	Barclays Bank PLC	37,413	1	.00(1)	3/20/17	617,597	(1,043,793)	(426,196)
China	Deutsche Bank	13,655	1	.00(1)	3/20/17	225,411	(362,057)	(136,646)
China	Deutsche Bank	15,969	1	.00(1)	3/20/17	263,609	(423,412)	(159,803)
Colombia	Bank of America	17,400	1	.00(1)	9/20/21	931,049	(752,921)	178,128
Colombia	Goldman Sachs International	13,390	1	.00(1)	9/20/21	716,479	(569,223)	147,256
Colombia	HSBC Bank USA	38,410	1	.00(1)	9/20/21	2,055,263	(1,596,295)	458,968
Colombia	Morgan Stanley & Co. International PLC	19,970	1	.00(1)	9/20/21	1,068,566	(864,128)	204,438
Egypt	Bank of America	4,550	1	.00(1)	6/20/15	601,203	(190,865)	410,338
Egypt	Bank of America	7,050	1	.00(1)	9/20/15	1,003,711	(245,413)	758,298
Egypt	Barclays Bank PLC	7,000	1	.00(1)	6/20/15	924,928	(215,051)	709,877
Egypt	Barclays Bank PLC	4,770	1	.00(1)	6/20/15	630,273	(131,538)	498,735
Egypt	Barclays Bank PLC	9,000	1	.00(1)	9/20/15	1,281,335	(313,294)	968,041
Egypt	Citibank NA	5,000	1	.00(1)	6/20/15	660,663	(152,772)	507,891
Egypt	Citibank NA	3,050	1	.00(1)	12/20/15	464,352	(159,450)	304,902
Egypt	Citibank NA	4,550	1	.00(1)	6/20/20	1,318,479	(422,972)	895,507
Egypt	Citibank NA	4,550	1	.00(1)	6/20/20	1,318,479	(444,303)	874,176
Egypt	Credit Suisse International	11,000	1	.00(1)	12/20/15	1,674,712	(538,744)	1,135,968
Egypt	Deutsche Bank	9,540	1	.00(1)	6/20/15	1,260,545	(260,237)	1,000,308
Egypt	Deutsche Bank	7,000	1	.00(1)	6/20/15	924,928	(225,440)	699,488
Egypt	Deutsche Bank	4,700	1	.00(1)	6/20/15	621,023	(194,553)	426,470
Egypt	Deutsche Bank	4,550	1	.00(1)	6/20/15	601,203	(194,524)	406,679
Egypt	Deutsche Bank	2,375	1	.00(1)	6/20/15	313,815	(72,567)	241,248
Egypt	Deutsche Bank	1,510	1	.00(1)	6/20/15	199,520	(55,577)	143,943
Egypt	Deutsche Bank	8,200	1	.00(1)	9/20/15	1,167,438	(291,446)	875,992
Egypt	Deutsche Bank	4,175	1	.00(1)	9/20/15	594,398	(186,469)	407,929
Egypt	Deutsche Bank	2,855	1	.00(1)	12/20/15	434,664	(135,775)	298,889
Egypt	Deutsche Bank	5,100	1	.00(1)	6/20/20	1,477,855	(421,554)	1,056,301
Egypt	Deutsche Bank	4,600	1	.00(1)	6/20/20	1,332,968	(429,654)	903,314
Egypt	Deutsche Bank	4,550	1	.00(1)	6/20/20	1,318,480	(425,556)	892,924
Egypt	Goldman Sachs International	9,700	1	.00(1)	9/20/15	1,380,994	(355,270)	1,025,724
Egypt	JPMorgan Chase Bank	4,550	1	.00(1)	6/20/15	601,203	(190,865)	410,338
Greece	Citibank NA	9,775	1	.00(1)	6/20/15	8,063,066	(1,264,645)	6,798,421
Greece	Deutsche Bank	5,000	1	.00(1)	6/20/15	4,124,329	(801,239)	3,323,090
Guatemala	Citibank NA	18,256	1	.00(1)	9/20/20	1,555,658	(1,210,715)	344,943
Italy	Credit Suisse International	18,200	0.20		12/20/16	2,893,074	—	2,893,074
Lebanon	Barclays Bank PLC	4,200	1	.00(1)	12/20/14	369,468	(186,550)	182,918
Lebanon	Barclays Bank PLC	6,700	1	.00(1)	3/20/15	643,631	(296,365)	347,266
Lebanon	Barclays Bank PLC	4,900	1	.00(1)	3/20/15	470,716	(220,624)	250,092
Lebanon	Barclays Bank PLC	4,900	1	.00(1)	3/20/15	470,716	(252,335)	218,381
Lebanon	Barclays Bank PLC	5,000	1	.00(1)	12/20/15	608,533	(342,927)	265,606
Lebanon	Citibank NA	4,600	3.30		9/20/14	53,892	—	53,892
Lebanon	Citibank NA	5,500	1	.00(1)	12/20/14	483,829	(247,977)	235,852
Lebanon	Citibank NA	4,500	1	.00(1)	12/20/14	395,859	(195,860)	199,999
Lebanon	Citibank NA	4,300	1	.00(1)	12/20/14	378,265	(190,991)	187,274
Lebanon	Citibank NA	2,800	1	.00(1)	3/20/15	268,981	(110,331)	158,650
Lebanon	Citibank NA	15,000	1	.00(1)	9/20/15	1,701,038	(1,009,546)	691,492
Lebanon	Citibank NA	6,000	1	.00(1)	9/20/15	680,415	(434,800)	245,615
Lebanon	Credit Suisse International	8,800	1	.00(1)	3/20/15	845,367	(389,035)	456,332
Lebanon	Credit Suisse International	4,600	1	.00(1)	3/20/15	441,897	(204,543)	237,354
Lebanon	Credit Suisse International	9,900	1	.00(1)	6/20/15	1,037,763	(442,709)	595,054
Lebanon	Credit Suisse International	5,000	1	.00(1)	9/20/15	567,013	(337,121)	229,892
Lebanon	Credit Suisse International	22,710	1	.00(1)	12/20/15	2,763,956	(1,575,990)	1,187,966
Lebanon	Credit Suisse International	8,300	1	.00(1)	12/20/15	1,010,164	(549,502)	460,662
Lebanon	Credit Suisse International	5,000	1	.00(1)	12/20/15	608,533	(338,866)	269,667
Lebanon	Credit Suisse International	4,450	1	.00(1)	12/20/15	541,594	(293,958)	247,636
Lebanon	Deutsche Bank	6,100	1	.00(1)	3/20/15	585,994	(250,392)	335,602
Lebanon	Deutsche Bank	5,000	1	.00(1)	6/20/15	524,123	(226,525)	297,598
Lebanon	Deutsche Bank	4,900	1	.00(1)	6/20/15	513,640	(219,117)	294,523
Lebanon	Deutsche Bank	6,700	1	.00(1)	9/20/15	759,797	(402,153)	357,644
Lebanon	Deutsche Bank	6,890	1	.00(1)	12/20/15	838,558	(473,672)	364,886
Lebanon	Deutsche Bank	5,000	1	.00(1)	12/20/15	608,533	(346,981)	261,552
Lebanon	Deutsche Bank	3,085	1	.00(1)	12/20/15	375,466	(212,961)	162,505
Lebanon	Goldman Sachs International	3,600	1	.00(1)	9/20/15	408,249	(242,727)	165,522
Philippines	Bank of America	9,300	1	.00(1)	9/20/15	90,439	(149,370)	(58,931)
Philippines	Bank of America	3,500	1	.00(1)	12/20/15	46,223	(58,979)	(12,756)
Philippines	Barclays Bank PLC	9,131	1	.00(1)	3/20/15	23,262	(166,222)	(142,960)
Philippines	Barclays Bank PLC	10,000	1	.00(1)	6/20/15	61,586	(196,552)	(134,966)
Philippines	Citibank NA	10,000	1	.00(1)	6/20/15	61,586	(213,286)	(151,700)
Philippines	Deutsche Bank	9,750	1	.00(1)	3/20/15	24,839	(192,809)	(167,970)
Philippines	Deutsche Bank	10,000	1	.00(1)	6/20/15	61,586	(190,781)	(129,195)

		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Philippines	Deutsche Bank	$9,500	1	.00%(1)	9/20/15	$92,385	$(191,153)	$(98,768)
Philippines	Deutsche Bank	10,000	1	.00(1)	9/20/15	97,246	(197,129)	(99,883)
Philippines	Goldman Sachs International	10,000	1	.00(1)	3/20/15	25,475	(211,291)	(185,816)
Philippines	Goldman Sachs International	10,000	1	.00(1)	6/20/15	61,586	(193,129)	(131,543)
Philippines	Goldman Sachs International	7,200	1	.00(1)	9/20/15	70,018	(111,024)	(41,006)
Philippines	HSBC Bank USA	10,000	1	.00(1)	6/20/15	61,586	(190,781)	(129,195)
Philippines	HSBC Bank USA	5,000	1	.00(1)	9/20/15	48,623	(80,307)	(31,684)
Philippines	HSBC Bank USA	4,400	1	.00(1)	9/20/15	42,789	(82,843)	(40,054)
Philippines	HSBC Bank USA	10,000	1	.00(1)	9/20/15	97,246	(217,413)	(120,167)
Philippines	HSBC Bank USA	10,000	1	.00(1)	9/20/15	97,246	(230,203)	(132,957)
Philippines	JPMorgan Chase Bank	10,000	1	.00(1)	6/20/15	61,586	(207,361)	(145,775)
Philippines	Standard Chartered Bank	10,000	1	.00(1)	9/20/15	97,246	(214,048)	(116,802)
Philippines	Standard Chartered Bank	5,500	1	.00(1)	12/20/15	72,638	(92,682)	(20,044)
South Africa	Bank of America	6,300	1	.00(1)	12/20/19	463,449	(230,426)	233,023
South Africa	Bank of America	5,575	1	.00(1)	9/20/20	455,125	(210,773)	244,352
South Africa	Bank of America	16,990	1	.00(1)	12/20/20	1,430,924	(581,557)	849,367
South Africa	Bank of America	5,160	1	.00(1)	12/20/20	434,585	(193,735)	240,850
South Africa	Barclays Bank PLC	6,300	1	.00(1)	12/20/19	463,450	(266,364)	197,086
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(162,497)	218,896
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(185,071)	196,322
South Africa	Barclays Bank PLC	5,000	1	.00(1)	3/20/20	381,393	(264,750)	116,643
South Africa	Barclays Bank PLC	10,000	1	.00(1)	6/20/20	789,806	(761,713)	28,093
South Africa	Barclays Bank PLC	12,000	1	.00(1)	9/20/20	979,639	(810,175)	169,464
South Africa	Barclays Bank PLC	12,010	1	.00(1)	12/20/20	1,011,501	(409,570)	601,931
South Africa	Barclays Bank PLC	7,340	1	.00(1)	12/20/20	618,185	(265,308)	352,877
South Africa	Citibank NA	3,910	1	.00(1)	12/20/19	287,634	(187,953)	99,681
South Africa	Citibank NA	5,300	1	.00(1)	3/20/20	404,276	(268,827)	135,449
South Africa	Citibank NA	4,600	1	.00(1)	3/20/20	350,882	(240,816)	110,066
South Africa	Citibank NA	5,000	1	.00(1)	6/20/20	394,903	(277,030)	117,873
South Africa	Credit Suisse International	5,100	1	.00(1)	3/20/20	389,019	(181,767)	207,252
South Africa	Credit Suisse International	4,600	1	.00(1)	3/20/20	350,883	(199,454)	151,429
South Africa	Credit Suisse International	5,000	1	.00(1)	6/20/20	394,903	(280,157)	114,746
South Africa	Credit Suisse International	10,000	1	.00(1)	6/20/20	789,806	(743,528)	46,278
South Africa	Credit Suisse International	16,990	1	.00(1)	12/20/20	1,430,924	(618,318)	812,606
South Africa	Credit Suisse International	10,450	1	.00(1)	12/20/20	880,115	(491,193)	388,922
South Africa	Credit Suisse International	7,740	1	.00(1)	12/20/20	651,875	(296,009)	355,866
South Africa	Deutsche Bank	12,500	1	.00(1)	9/20/20	1,020,458	(613,843)	406,615
South Africa	Deutsche Bank	5,575	1	.00(1)	9/20/20	455,124	(208,868)	246,256
South Africa	Deutsche Bank	5,500	1	.00(1)	9/20/20	449,002	(250,266)	198,736
South Africa	Deutsche Bank	1,450	1	.00(1)	9/20/20	118,373	(66,042)	52,331
South Africa	Deutsche Bank	13,005	1	.00(1)	12/20/20	1,095,301	(462,204)	633,097
South Africa	Goldman Sachs International	17,335	1	.00(1)	12/20/20	1,459,980	(628,536)	831,444
South Africa	Goldman Sachs International	8,020	1	.00(1)	12/20/20	675,457	(295,505)	379,952
South Africa	JPMorgan Chase Bank	5,200	1	.00(1)	12/20/19	382,532	(260,654)	121,878
South Africa	JPMorgan Chase Bank	4,590	1	.00(1)	12/20/19	337,656	(276,123)	61,533
South Africa	JPMorgan Chase Bank	5,100	1	.00(1)	3/20/20	389,020	(178,571)	210,449
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	3/20/20	381,393	(181,334)	200,059
South Africa	JPMorgan Chase Bank	5,200	1	.00(1)	3/20/20	396,649	(260,615)	136,034
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/20	394,903	(270,763)	124,140
South Africa	JPMorgan Chase Bank	5,000	1	.00(1)	6/20/20	394,903	(383,880)	11,023
Spain	Bank of America	15,000	1	.00(1)	6/20/20	2,465,918	(301,967)	2,163,951
Spain	Bank of America	7,500	1	.00(1)	9/20/20	1,255,039	(498,771)	756,268
Spain	Barclays Bank PLC	11,400	1	.00(1)	3/20/20	1,839,795	(111,317)	1,728,478
Spain	Barclays Bank PLC	10,000	1	.00(1)	6/20/20	1,643,946	(713,492)	930,454
Spain	Barclays Bank PLC	7,412	1	.00(1)	9/20/20	1,240,314	(624,620)	615,694
Spain	Barclays Bank PLC	44,330	1	.00(1)	12/20/20	7,544,458	(4,084,950)	3,459,508
Spain	Barclays Bank PLC	4,700	1	.00(1)	12/20/20	799,886	(426,650)	373,236
Spain	Citibank NA	11,400	1	.00(1)	3/20/20	1,839,795	(254,183)	1,585,612
Spain	Citibank NA	2,500	1	.00(1)	3/20/20	403,464	(114,791)	288,673
Spain	Citibank NA	5,000	1	.00(1)	9/20/20	836,693	(244,338)	592,355
Spain	Deutsche Bank	9,200	1	.00(1)	3/20/20	1,484,747	(193,703)	1,291,044
Spain	Deutsche Bank	13,950	1	.00(1)	6/20/20	2,293,305	(828,546)	1,464,759
Spain	Deutsche Bank	10,000	1	.00(1)	6/20/20	1,643,945	(447,656)	1,196,289
Spain	Deutsche Bank	23,922	1	.00(1)	12/20/20	4,071,250	(2,204,380)	1,866,870
Spain	Deutsche Bank	12,825	1	.00(1)	12/20/20	2,182,668	(1,013,518)	1,169,150
Spain	Goldman Sachs International	5,000	1	.00(1)	6/20/20	821,973	(359,636)	462,337
Spain	Goldman Sachs International	8,543	1	.00(1)	9/20/20	1,429,572	(735,275)	694,297
Spain	JPMorgan Chase Bank	15,000	1	.00(1)	9/20/20	2,510,078	(1,413,988)	1,096,090
Spain	JPMorgan Chase Bank	5,000	1	.00(1)	9/20/20	836,693	(237,915)	598,778
Thailand	Bank of America	4,000	1	.00(1)	9/20/15	42,998	(20,398)	22,600
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	442,218	—	442,218
Thailand	Citibank NA	7,700	0.86		12/20/14	60,304	—	60,304
Thailand	Citibank NA	3,700	0.95		9/20/19	223,241	—	223,241
Thailand	Credit Suisse International	5,000	1	.00(1)	9/20/15	53,748	(35,650)	18,098

		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)
Thailand	Deutsche Bank		$10,000	1	.00%(1)	3/20/15	$52,855	$(51,898)	$957
Thailand	Goldman Sachs International		9,000	1	.00(1)	9/20/15	96,746	(42,804)	53,942
Thailand	Goldman Sachs International		4,700	1	.00(1)	9/20/15	50,523	(22,332)	28,191
Thailand	HSBC Bank USA		10,000	1	.00(1)	9/20/15	107,496	(47,560)	59,936
Thailand	JPMorgan Chase Bank		3,900	0.87		12/20/14	29,390	—	29,390
Thailand	Standard Chartered Bank		5,000	1	.00(1)	9/20/15	53,748	(23,758)	29,990
Thailand	Standard Chartered Bank		5,000	1	.00(1)	9/20/15	53,748	(33,967)	19,781
Uruguay	Citibank NA		4,600	1	.00(1)	6/20/20	346,116	(294,357)	51,759
Uruguay	Deutsche Bank		9,200	1	.00(1)	6/20/20	692,230	(574,920)	117,310
Venezuela	Barclays Bank PLC		3,176	5	.00(1)	12/20/21	595,007	(749,370)	(154,363)
Venezuela	Barclays Bank PLC		2,536	5	.00(1)	12/20/21	475,106	(645,765)	(170,659)
Venezuela	Barclays Bank PLC		3,158	5	.00(1)	12/20/21	591,635	(787,191)	(195,556)
Venezuela	Barclays Bank PLC		2,690	5	.00(1)	12/20/21	503,958	(704,930)	(200,972)
Venezuela	Barclays Bank PLC		3,128	5	.00(1)	12/20/21	586,014	(796,295)	(210,281)
Venezuela	Barclays Bank PLC		5,800	5	.00(1)	12/20/21	1,086,600	(1,493,536)	(406,936)
Venezuela	Barclays Bank PLC		6,043	5	.00(1)	12/20/21	1,132,124	(1,567,526)	(435,402)
Venezuela	Barclays Bank PLC		6,072	5	.00(1)	12/20/21	1,137,558	(1,576,759)	(439,201)
Venezuela	Barclays Bank PLC		8,792	5	.00(1)	12/20/21	1,647,135	(2,104,705)	(457,570)
Venezuela	Barclays Bank PLC		11,920	5	.00(1)	12/20/21	2,233,150	(2,942,952)	(709,802)
Venezuela	Credit Suisse International		2,766	5	.00(1)	12/20/21	518,195	(739,749)	(221,554)
Venezuela	Deutsche Bank		5,216	5	.00(1)	12/20/21	977,189	(1,358,848)	(381,659)
Venezuela	Deutsche Bank		5,880	5	.00(1)	12/20/21	1,101,587	(1,531,057)	(429,470)
Venezuela	Deutsche Bank		14,008	5	.00(1)	12/20/21	2,624,326	(3,436,986)	(812,660)
Banco de Sabadell, S.A.	JPMorgan Chase Bank		4,350	3	.00(1)	3/20/15	699,230	(17,826)	681,404
Citigroup, Inc.	Bank of America		16,801	1	.00(1)	9/20/20	1,590,879	(918,074)	672,805
Citigroup, Inc.	JPMorgan Chase Bank		18,407	1	.00(1)	9/20/20	1,742,951	(1,064,615)	678,336
Erste Group Bank AG	Barclays Bank PLC		4,350	1	.00(1)	3/20/15	512,819	(193,373)	319,446
ING Verzekeringen N.V.	JPMorgan Chase Bank		4,350	1	.00(1)	3/20/15	152,023	(86,981)	65,042
OAO Gazprom	Bank of America		9,300	1	.00(1)	6/20/20	1,355,005	(1,074,813)	280,192
OAO Gazprom	Bank of America		10,000	1	.00(1)	6/20/20	1,456,996	(1,208,683)	248,313
OAO Gazprom	Deutsche Bank		9,100	1	.00(1)	9/20/20	1,361,975	(970,421)	391,554
Rabobank Nederland N.V.	JPMorgan Chase Bank		4,350	1	.00(1)	3/20/15	80,557	(2,539)	78,018
Raiffeisen Zentralbank	Barclays Bank PLC		4,350	1	.00(1)	3/20/15	417,646	(261,057)	156,589
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	42,420	1	.00(1)	12/20/16	2,855,419	(4,729,530)	(1,874,111)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs International	EUR	30,816	5	.00(1)	12/20/16	(2,280,995)	(169,930)	(2,450,925)

							$165,679,697	$(97,671,571)	$68,008,126

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $625,622,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)		Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Bank of America	TRY	17,118	$11,435	3-Month USD- LIBOR-BBA	8.28%	8/11/20	$527,745
Bank of America	TRY	26,000	14,619	3-Month USD- LIBOR-BBA	6.97	8/18/21	(654,378)
Barclays Bank PLC	TRY	60,000	40,080	3-Month USD- LIBOR-BBA	8.25	8/11/20	1,918,759
Barclays Bank PLC	TRY	25,350	16,650	3-Month USD- LIBOR-BBA	8.32	8/16/20	474,501
Citibank NA	TRY	25,000	16,700	3-Month USD- LIBOR-BBA	8.20	8/11/20	847,410
Citibank NA	TRY	3,909	2,449	3-Month USD- LIBOR-BBA	8.23	2/25/21	(125,408)
Credit Suisse International	TRY	35,475	19,144	3-Month USD- LIBOR-BBA	5.73	10/9/13	(588,717)
Credit Suisse International	TRY	4,446	2,498	3-Month USD- LIBOR-BBA	6.90	8/18/21	(101,160)
Deutsche Bank	TRY	40,547	21,882	3-Month USD- LIBOR-BBA	5.73	10/9/13	(672,886)
Deutsche Bank	TRY	22,254	14,861	3-Month USD- LIBOR-BBA	8.26	8/11/20	698,165
Deutsche Bank	TRY	14,321	8,996	3-Month USD- LIBOR-BBA	8.20	2/24/21	(476,857)
Deutsche Bank	TRY	5,112	2,871	3-Month USD- LIBOR-BBA	7.00	8/18/21	(139,056)
Goldman Sachs International	TRY	34,237	22,802	3-Month USD- LIBOR-BBA	8.31	8/11/20	954,062
JPMorgan Chase Bank	TRY	27,000	18,012	3-Month USD- LIBOR-BBA	8.29	8/11/20	797,947
JPMorgan Chase Bank	TRY	20,000	13,333	3-Month USD- LIBOR-BBA	8.36	8/11/20	528,491
JPMorgan Chase Bank	TRY	10,000	5,610	3-Month USD- LIBOR-BBA	6.96	8/18/21	(260,185)

							$3,728,433

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps, swaptions and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2012 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Commodity	Forward Commodity Contracts	$—	$(26,014,281)
Commodity	Futures Contracts*	11,631,401	(371,000)

		$11,631,401	$(26,385,281)

Credit	Credit Default Swaps	$173,660,019	$(8,924,779)

		$173,660,019	$(8,924,779)

Equity	Put Options Purchased	$3,334,751	$—

		$3,334,751	$—

Foreign Exchange	Currency Options Purchased	$729,315	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	71,566,218	(56,628,652)

		$72,295,533	$(56,628,652)

Interest Rate	Interest Rate Swaptions	$3,001,645	$—
Interest Rate	Cross-Currency Swaps	6,747,080	(3,018,647)
Interest Rate	Futures Contracts*	11,562,514	(18,392,807)
Interest Rate	Interest Rate Swaps	1,239,433	(5,130,147)

		$22,550,672	$(26,541,601)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2012, were as follows:

					Principal Amount
	Trade	Maturity	Interest	Principal	Including Accrued
Counterparty	Date	Date	Rate	Amount	Interest
Barclays Bank PLC	1/26/12	12/30/12	(0.20)%	$13,647,188	$13,647,036

At January 31, 2012, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $13,237,500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,225,625,768

Gross unrealized appreciation	$221,346,358
Gross unrealized depreciation	(228,077,937)

Net unrealized depreciation	$(6,731,579)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,548,257,107	$—	$2,548,257,107
Foreign Corporate Bonds & Notes	—	4,019,370	—	4,019,370
Corporate Bonds & Notes	—	692,030	—	692,030
Collateralized Mortgage Obligations	—	125,482,033	—	125,482,033
Commercial Mortgage-Backed Securities	—	32,967,917	—	32,967,917
Mortgage Pass-Throughs	—	992,450,336	—	992,450,336
U.S. Government Agency Obligations	—	422,900,760	—	422,900,760
U.S. Treasury Obligations	—	2,302,266	—	2,302,266
Precious Metals	487,074,623	—	—	487,074,623
Currency Options Purchased	—	729,315	—	729,315
Interest Rate Swaptions	—	3,001,645	—	3,001,645
Put Options Purchased	—	3,334,751	—	3,334,751
Short-Term Investments —
Foreign Government Securities	—	2,027,898,354	—	2,027,898,354
U.S. Treasury Obligations	—	629,396,884	—	629,396,884
Repurchase Agreements	—	569,112,708	—	569,112,708
Other	—	369,274,090	—	369,274,090

Total Investments	$487,074,623	$7,731,819,566	$—	$8,218,894,189

Forward Foreign Currency Exchange Contracts	$—	$71,566,218	$—	$71,566,218
Swap Contracts	—	181,646,532	—	181,646,532
Futures Contracts	23,193,915	—	—	23,193,915

Total	$510,268,538	$7,985,032,316	$—	$8,495,300,854

Liability Description

Securities Sold Short	$—	$(511,451,738)	$—	$(511,451,738)
Forward Commodity Contracts	—	(26,014,281)	—	(26,014,281)
Forward Foreign Currency Exchange Contracts	—	(56,628,652)	—	(56,628,652)
Swap Contracts	—	(17,073,573)	—	(17,073,573)
Futures Contracts	(18,763,807)	—	—	(18,763,807)

Total	$(18,763,807)	$(611,168,244)	$—	$(629,932,051)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Macro Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012